Lease Assets - Schedule of Right-of-use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 442.9
Depreciation	(127.1)	$ (121.7)
Ending balance	474.3	442.9
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	442.9	470.4
Additions	70.9	48.3
Acquisitions	60.8	15.0
Depreciation	(127.1)	(121.7)
Modifications	37.1	33.6
Reversal of impairment, net	(29.0)	1.6
Foreign exchange	18.7	(4.3)
Ending balance	474.3	442.9
Building | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	431.0	455.0
Additions	60.3	45.4
Acquisitions	56.8	14.6
Depreciation	(117.7)	(114.7)
Modifications	36.4	33.3
Reversal of impairment, net	(29.0)	1.6
Foreign exchange	17.0	(4.2)
Ending balance	454.8	431.0
Other | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	11.9	15.4
Additions	10.6	2.9
Acquisitions	4.0	0.4
Depreciation	(9.4)	(7.0)
Modifications	0.7	0.3
Reversal of impairment, net	0.0	0.0
Foreign exchange	1.7	(0.1)
Ending balance	$ 19.5	$ 11.9